United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 05, 2003

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$95,211,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1249    37750 SH       SOLE                    37750
Alliance Capital Management LP COM              018548107      566    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      262     5226 SH       SOLE                     5226
American Express               COM              025816109     1117    24800 SH       SOLE                    24800
American International Group   COM              026874107      468     8114 SH       SOLE                     8114
BP PLC                         COM              055622104     1245    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      640    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207      821      329 SH       SOLE                      329
Bristol-Myers Squibb           COM              110122108     1273    49600 SH       SOLE                    49600
Cablevision NY Group           COM              12686c109      693    38305 SH       SOLE                    38305
Cabot Corp.                    COM              127055101      378    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      295     5054 SH       SOLE                     5054
Cendant Corp.                  COM              151313103     2984   159650 SH       SOLE                   159650
Charles Schwab Corp.           COM              808513105     7894   662800 SH       SOLE                   662800
ChevronTexaco Corp.            COM              166751107      857    12000 SH       SOLE                    12000
Cincinnati Bell Inc.           COM              171871106      105    20548 SH       SOLE                    20548
CitiGroup Inc.                 COM              172967101     6891   151411 SH       SOLE                   151411
Coca Cola Co.                  COM              191216100      404     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      391     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      591    20000 SH       SOLE                    20000
Comcast Corp. Cl A             COM              20030N101      531    17211 SH       SOLE                    17211
Commerce Bancorp Inc. NJ       COM              200519106      527    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      491     8976 SH       SOLE                     8976
Countrywide Credit Inds        COM              222372104      204     2600 SH       SOLE                     2600
Crescent Real Estate Equities  COM              225756105      390    26900 SH       SOLE                    26900
Deere & Co.                    COM              244199105      480     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      278    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      587    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      368    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1271    28670 SH       SOLE                    28670
Exxon Mobil Corporation        COM              30231G102     2041    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      316     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     3925     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      448    12000 SH       SOLE                    12000
General Electric               COM              369604103     4385   147098 SH       SOLE                   147098
HCA Inc.                       COM              404119109     1215    32950 SH       SOLE                    32950
HSBC Holdings PLC              COM              404280406     1564    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      538    43550 SH       SOLE                    43550
Honeywell Intl.                COM              438506107      474    18000 SH       SOLE                    18000
International Paper            COM              460146103      468    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1443    16338 SH       SOLE                    16338
Johnson & Johnson              COM              478160104     9106   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      586    13125 SH       SOLE                    13125
Keyspan Corporation            COM              49337w100      210     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      443    10350 SH       SOLE                    10350
LNR Property Corp.             COM              501940100      251     6125 SH       SOLE                     6125
Leucadia Natl Corp.            COM              527288104      838    22150 SH       SOLE                    22150
Level 3 Communications         COM              52729N100      165    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     1979   198525 SH       SOLE                   198525
Magellan Midsteam Ptnrs LP     COM              559080106     1748    38150 SH       SOLE                    38150
Marriott Intl Inc. CL A        COM              571903202     1076    25000 SH       SOLE                    25000
Medco Health Solutions Inc.    COM              58405U102      491    18918 SH       SOLE                    18918
Merck & Co.                    COM              589331107     7945   156945 SH       SOLE                   156945
National Australia Bank        COM              632525408      480     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      373    15000 SH       SOLE                    15000
News Corp, Ltd., Pfd.          COM              652487802     1165    42700 SH       SOLE                    42700
Northern Border Partners       COM              664785102     1639    37750 SH       SOLE                    37750
Rite Aid                       COM              767754104      129    25000 SH       SOLE                    25000
Royal Dutch Petroleum          COM              780257804      921    20840 SH       SOLE                    20840
Suncor Energy Inc.             COM              867229106      223    12000 SH       SOLE                    12000
Texas Instruments Inc.         COM              882508104     1094    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     1884    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      186    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      338    55275 SH       SOLE                    55275
Viacom Inc CL B                COM              925524308      254     6634 SH       SOLE                     6634
Vodafone Group PLC ADR F       COM              92857T107      208    10250 SH       SOLE                    10250
W.P. Carey & Co., LLC          COM              92930Y107     2360    74325 SH       SOLE                    74325
Walt Disney Co.                COM              254687106      668    33100 SH       SOLE                    33100
Waste Management               COM              94106L109     1015    38800 SH       SOLE                    38800
Wells Fargo & Co.              COM              949746101     2369    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      273    15800 SH       SOLE                    15800
Westpac Banking Corp (ADR)     COM              961214301      443     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      219    23250 SH       SOLE                    23250
Wyeth                          COM              026609107      996    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105     1037    13391 SH       SOLE                    13391
Zimmer Holdings Inc.           COM              98956p102      273     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      258     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      500    20050 SH       SOLE                    20050
REPORT SUMMARY		       78 DATA RECORDS	             95211         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED